Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (8,845,000)	$ (4,906,000)			$ (37,158,000)		$ (23,636,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Loss (Gain) on previously held equity in Micronet					1,934,000		(665,000)
Loss from decrease in holding percentage in former VIE					1,128,000
(Gain) loss from equity investment	184,000				(353,000)		786,000
Impairment of equity method investment in Micronet							(187,000)
Impairment of loan to Micronet							(76,000)
Provision for doubtful accounts	118,000				2,574,000		5,000
Depreciation and amortization	871,000	1,119,000			3,088,000		1,780,000
Capital loss							105,000
Shares issued to service providers and employees					9,876,000
Stock-based compensation for employees and consultants	125,000				711,000		4,479,000
Loss from disposal of property and equipment					21,000
Other non-current assets							(111,000)
Change in deferred taxes, net	(1,073,000)	(207,000)			(2,539,000)		(541,000)
Change in Long-term deposit and prepaid expenses	203,000	(15,000)			(542,000)
Change in Right of use assets	324,000				486,000
Change in lease liabilities	(309,000)				(479,000)
Due to related party	737,000	(145,000)			(163,000)
Settlement consideration in cash decreasing share capital		(300,000)
Increase (decrease) in trade accounts receivable, net	3,346,000	(8,829,000)			(19,579,000)		(204,000)
Increase in inventories		(5,000)					(5,000)
Increase (decrease) in accrued severance pay, net		(5,000)					8,000
Increase in other current assets	(640,000)	(1,031,000)			(4,878,000)		(1,686,000)
Increase (decrease) in trade accounts payable	(3,606,000)	5,792,000			13,846,000		(364,000)
Decrease in deposit held on behalf of client	(198,000)
Increase in deposit held on behalf of clients					3,101,000
Finance cost related to the convertible notes conversion							8,877,000
Increase (decrease) in other current liabilities	401,000	6,000			(4,099,000)		3,135,000
Intangible assets, net					(520,000)
Net cash acquired through business combination – Magpie (Appendix B)		1,834,000			1,834,000
Payment on business acquired – Beijing Fucheng (Appendix A)		(4,891,000)			(4,891,000)
Net cash acquired on an variable interest entity acquired – Guangxi Zhongtong (Appendix F)					460,000
Loan to related party					(4,265,000)
Net cash acquired on an variable interest entity acquired – All Weather (Appendix E)					1,560,000
Purchase of property and equipment	(49,000)	(304,000)			(689,000)		(32,000)
Cash received from disposal of property and equipment					124,000
Additional investment in Micronet Ltd.							(515,000)
Loan to Related party Micronet Ltd.							(125,000)
Loan received by related party							163,000
Cash acquired through consolidation of Micronet (Appendix D)							268,000
Cash received from issuance of shares by a subsidiary							1,614,000
Receipt of short-term loans from banks and others					1,657,000		124,000
Loan repayment by affiliate company					220,000
Repayment of bank loans		(195,000)			(195,000)		(496,000)
Repayment of short-term loan	(520,000)
Repayment of loan from related party (Micronet)	534,000
Repayment on account of redemption							(15,900,000)
Payments on account of shares							15,900,000
Payment received by convertible notes purchasers							14,796,000
Proceeds from issuance of shares and warrants		105,365,000			105,366,000		17,004,000
Proceeds from exercise of warrants		1,213,000			2,474,000		1,612,000
Proceeds from exercise of options					80,000		2,367,000
Issuance of convertible preferred shares net							409,000
Deferred income	(1,076,000)	(356,000)			(1,791,000)		(326,000)
Changes in operating assets and liabilities:
Net cash used in operating activities	(8,362,000)	(8,526,000)			(33,025,000)		(8,300,000)
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment and loan to Magpie							(3,038,000)
Deconsolidation of Micronet (Appendix C)					(2,466,000)
Net cash used in investing activities	(49,000)	(3,361,000)			(8,853,000)		(3,279,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net cash provided by financing activities	14,000	106,383,000			109,602,000		37,430,000
TRANSLATION ADJUSTMENT OF CASH AND RESTRICTED CASH	(74,000)	(142,000)			97,000		(1,000)
NET INCREASE (DECREASE) IN CASH AND RESTRICTED CASH	(8,471,000)	94,354,000			67,821,000		25,850,000
Cash and restricted cash at beginning of the period	97,347,000,000	29,049,000,000	$ 29,049,000,000		29,049,000,000
Cash and restricted cash at end of the period	88,876,000,000	123,403,000,000			97,347,000,000		29,049,000,000
Supplemental disclosure of cash flow information:
Cash and restricted cash at the beginning of the year	97,347,000	29,526,000	29,526,000	$ 3,676,000	29,526,000		3,676,000
Cash and restricted cash at end of the year					97,347,000		29,526,000
Interest	6,000	26,000			44,000		41,000
Taxes	3,000	53,000			146,000		26,000
Cash at end of the period	86,447,000	94,930,000			94,930,000		29,049,000
Restricted cash at end of the period	2,429,000	2,417,000			2,417,000		477,000
Cash and restricted cash at end of the period	88,876,000	97,347,000			97,347,000		29,526,000
TINGO, INC. [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	26,990,088	27,664,164	4,650,698	117,712,813	(185,779,449)		141,970,335
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	5,458,094	760,566	2,108,884	4,787,116	2,886,913		5,769,462
Stock vesting for officers and directors	23,413,332
Stock issued to outside parties	55,000,000
Bad debt expense	47,398		44,365	9,159,736	99,247		8,698,024
Stock issued for acquisiton – other			100,000
Stock issued for services			111,360,000		187,860,000
Stock issued – equity incentive plan					220,641,000
Stock issued for acquisition – other shares			100,000		100,000
Stock issuances incentive plan					220,641,000
Work in progress			15,256,797
Increase (decrease) in trade accounts receivable, net	266,180,582	5,127,574	(1,172,531,430)	(15,756,720)	(1,159,062,605)		(46,457,433)
Increase in inventories	26,605	(34)	(194,509)	160,274	(99,332)		229,293
Increase (decrease) in trade accounts payable	(483,900,582)	(40,915)	2,110,419,531	(180,453,470)	754,795,249		(207,900,786)
Acquisition of property, plant and equipment			(403,947)	(197,547)
Work in progress additions				(169,585,325)
Acquisition of intangibles			(573,915)
Net borrowings				(6,803,522)
Prepayments	107,418,038		(1,094,439,888)	120,370,261	(984,898,669)		126,902,136
Deferred income	(129,143,946)				1,183,192,133
Value added tax	(9,705,854)	(20,493,802)			71,300,016
Taxes payable	40,005,836	13,454,347	51,774,614		32,815,793		32,524,837
Acquisition of IWeb			(194,901)		(194,901)
Acquisition of assets					(403,947)
Acquistion of intangibles					(573,915)
Acquisitions of work in progress							(199,274,605)
Net repayments on borrowings							(8,914,701)
Changes in operating assets and liabilities:
Net cash used in operating activities	(121,587,741)	26,471,900	28,353,001	55,980,010	123,850,296		61,735,868
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash used in investing activities			(1,172,763)	(169,782,872)	(1,172,763)		(199,274,605)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net cash provided by financing activities				(6,803,522)			(8,914,701)
TRANSLATION ADJUSTMENT OF CASH AND RESTRICTED CASH	18,556,799	216,035	(30,017,453)	(28,226,329)	(22,512,797)		(13,796,105)
NET INCREASE (DECREASE) IN CASH AND RESTRICTED CASH	(103,020,942)	26,687,935	(2,837,215)	(148,832,713)	100,164,736		(160,249,543)
Supplemental disclosure of cash flow information:
Cash and restricted cash at the beginning of the year	128,367,605	28,202,869	28,202,869	188,452,412	28,202,869	39,619,699	188,452,412
Cash and restricted cash at end of the year	25,346,663	54,890,804	25,365,654	39,619,699	128,367,605	25,365,654	28,202,869	$ 39,619,699
Interest				$ 196,883			869,968
Taxes							34,182,976
Cash at end of the period	$ 25,346,663		$ 25,365,654		$ 128,367,605	$ 25,365,654	$ 28,202,869